TAXATION	12 Months Ended
Dec. 31, 2024
TAXATION
TAXATION
13.	TAXATION

Enterprise income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains.

Hong Kong

The subsidiaries incorporated in Hong Kong are subject to income tax at the rate of 16.5% on the estimated assessable profits arising in Hong Kong. For the periods presented, the Group did not make any provisions for Hong Kong profit tax as the Group did not generate any assessable profits arising in Hong Kong. Under the Hong Kong tax law, the subsidiaries in Hong Kong are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Mainland China

The Group’s mainland China entities are subject to the statutory income tax rate of 25%, in accordance with the Enterprise Income Tax (“EIT”) law which was effective since January 1, 2008. Certain subsidiaries of the Group being qualified as a High New Technology Enterprise (‘‘HNTE’’) are entitled to the preferential income tax rate of 15%. Dividends, interests, rent or royalties payable by the Group’s mainland China entities to non-resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% EIT, namely withholding tax, unless the respective non-resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

13.	TAXATION (Continued)

Enterprise income tax (Continued)

(Loss) income before income taxes consists of:

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Mainland China	(2,475,677)	(2,139,795)	(2,049,215)	(280,741)
Non-Mainland China	(188,238)	(25,893)	68,649	9,405
	(2,663,915)	(2,165,688)	(1,980,566)	(271,336)

The current and deferred components of income tax (expense) benefit appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Current income tax expense	(59,668)	(42,446)	(39,365)	(5,393)
Deferred income tax benefit	35,195	24,487	40,889	5,602
	(24,473)	(17,959)	1,524	209

The reconciliation of income tax (expense) benefit computed using the mainland China statutory tax rate to the actual income tax expense is as follows:

	For the year ended December 31
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Loss before income tax	(2,663,915)	(2,165,688)	(1,980,566)	(271,336)
Income tax computed at the mainland China statutory tax rate of 25%	665,978	541,422	495,141	67,834
Effect of tax holiday and preferential tax rates	(52,651)	(110,393)	(143,182)	(19,616)
Effect of different tax rates in different jurisdictions	(58,266)	(21,918)	(21,325)	(2,922)
Other non-taxable income	28,993	26,008	32,690	4,479
Non-deductible expenses	(5,727)	(6,379)	(15,806)	(2,165)
Share-based compensation costs	(90,015)	(45,411)	(53,610)	(7,345)
Research and development super deduction	64,718	132,163	104,438	14,308
Withholding tax and others	(10,785)	(9,771)	(8,060)	(1,104)
Change in valuation allowance	(525,169)	(397,137)	(451,724)	(61,886)
True-up adjustments in respect of prior year’s annual tax filing	15,195	(49,940)	(55,422)	(7,593)
Expiration of tax losses	(124,555)	(83,300)	(98,864)	(13,544)
Effect of tax rate change on defferred tax	67,811	6,697	217,248	29,763
Income tax (expense) benefit	(24,473)	(17,959)	1,524	209

13.	TAXATION (Continued)

Deferred tax

The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Deferred tax assets:
Tax loss carried forward	2,447,162	3,132,028	429,086
Accrued expenses	91,794	269,237	36,885
Depreciation	19,095	24,487	3,355
Allowance for doubtful accounts	185,467	312,232	42,776
Government grant	21,808	1,545	212
Operating lease liabilities	28,405	30,568	4,188
Accrued interest	215,659	283,717	38,869
Finance lease liabilities	80,286	299,692	41,058
Impairment of long-lived assets	129,036	295,182	40,440
Others	11,557	16,316	2,235
Less: valuation allowance	(2,809,601)	(3,263,302)	(447,071)
	420,668	1,401,702	192,033
Deferred tax liabilities:
Operating lease right-of-use assets	25,464	28,524	3,908
Finance lease right-of-use assets	17,452	252,257	34,559
One-time deduction for fixed asset purchases	292,141	1,033,789	141,629
Long-lived assets arising from acquisition	204,032	166,592	22,823
Others	24,144	22,217	3,044
	563,233	1,503,379	205,963

Net deferred tax liabilities：	142,565	101,677	13,930

The Group operates through several subsidiaries, VIEs and subsidiaries of VIEs and the valuation allowance is considered for each subsidiary, VIE and subsidiary of VIE on an individual basis. As of December 31, 2023 and 2024, the Group’s total deferred tax assets before valuation allowances were RMB3,230,269 and RMB4,665,004 (US$639,104), respectively. As of December 31, 2023 and 2024, the Group recorded valuation allowances of RMB2,809,601 and RMB3,263,302 (US$447,071), respectively, on its deferred tax assets that are not more-likely-than-not to be realized.

As of December 31, 2024, the Group had net losses of approximately RMB12,640,462 (US$1,731,736) mainly deriving from entities in the mainland China and Hong Kong. The tax losses in the mainland China can be carried forward for five years to offset future taxable profits and the period was extended to ten years for entities that qualify as HNTE. The tax losses of entities in the mainland China will expire between 2025 and 2029 and the tax losses of entities in the mainland China that qualify as HNTE will expire between 2025 and 2034, if not utilized. The tax losses in Hong Kong can be carried forward without an expiration date.

13.	TAXATION (Continued)

Unrecognized tax benefits

As of December 31, 2023 and 2024, the Group had unrecognized tax benefits of RMB61,030 and RMB72,786 (US$9,972), of which RMB17,440 and RMB20,090 (US$2,751), respectively, were presented as a reduction to the deferred tax assets related to tax losses carryforward, and the remaining amounts of RMB43,590 and RMB52,696 (US$7,220), respectively, were presented in “other liabilities” in the consolidated balance sheets. The Group does not expect the amount of unrecognized tax benefits to increase significantly in the next 12 months. As of December 31, 2023 and 2024, there were RMB43,590 and RMB52,696 (US$7,220) of unrecognized tax benefits that if recognized would impact the annual effective tax rate, respectively. A reconciliation of the beginning and ending balances of unrecognized tax benefit is as follows:

	As at December 31
	2023	2024	2024
	RMB	RMB	US$
Balance at the beginning of the year	58,718	61,030	8,361
Additions based on tax position related to current year	9,449	8,234	1,128
Additions based on tax positions related to prior year	4,652	10,319	1,414
Reductions for tax positions related to prior years	(11,789)	(6,798)	(931)
Balance at the end of the year	61,030	72,786	9,972

For the periods presented, the Group did not record any interest related to unrecognized tax benefits.

In general, the tax authorities have three to five years to conduct examinations of the tax filings of the Group’s subsidiaries located in mainland China. Accordingly, the subsidiaries’ tax years of 2019 through 2024 remain open to examination by the respective tax authorities. There are no ongoing examinations by tax authorities for any of the Group’s subsidiaries.